UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2004
                         --------------

Date of reporting period:  September 30, 2003
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               SEMI-ANNUAL REPORT

                           (THE OSTERWEIS FUNDS LOGO)

                               THE OSTERWEIS FUND
                                       &
                                 THE OSTERWEIS
                             STRATEGIC INCOME FUND

                            For the Six Months Ended
                               September 30, 2003

                               THE OSTERWEIS FUND

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2003

October 16, 2003

Dear Shareholders,

During the third quarter of 2003, The Osterweis Fund (the "Fund") had a total return of 3.78%, bringing our year-to-date performance through September 30, 2003 to 16.59%. By comparison, The S&P 500 Index had a total return of 2.65% for the third quarter and 14.72% year-to-date. Taking a long-term view, the Fund has gained 13.32% annually since inception ten years ago compared to an annualized total return of only 9.99% for the S&P 500 Index in the same period. We are quite proud of our long-term performance record.

Our thinking on the outlook for the economy, corporate profits and the stock market has not changed since we last wrote in July. The combination of monetary, fiscal and exchange rate stimulus is working and should continue to propel the economy upwards. In turn, corporate profits are expanding and equity markets are rallying in anticipation of further growth.

We are constructive on the investment outlook, but not wildly bullish. The nature of this economic recovery is fundamentally different than the historic post-WWII cycle, and for several reasons may be more muted. The twin deficits (Federal budget and trade) are creating a very risky environment for the dollar and could precipitate a crisis. The jobless nature of the recovery could limit its upside. Without employment growth, the consumer may be tapped out. But corporations are running very lean and only a modest uptick in revenue could produce surprisingly good profits. Upside earnings surprises could drive equities higher.

If you have any questions, please let us know.

With best regards,

/s/John S. Osterweis

John S. Osterweis

RESULTS SHOWN ARE PAST PERFORMANCE, WHICH SHOULD NOT BE REGARDED AS AN INDICATOR OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original investment.

The Osterweis Fund's annualized total return for one-year, five years and since inception (October 1, 1993) for the periods ending September 30, 2003, were +22.40%, +15.51% and +13.32%, respectively, compared to +24.40%, +1.00%, and
+9.99% in the same periods for the S&P 500 Index. The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. This index does not incur expenses and is not available for investment.

This material must be accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing.

The Osterweis Fund is distributed by Quasar Distributors, LLC. (11/03)

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

SHARES                                                                 VALUE
------                                                                 -----
COMMON & PREFERRED STOCKS: 75.7%

BEVERAGES: 2.1%
    21,600   Anheuser-Busch
               Cos., Inc.                                          $ 1,065,744
    20,000   PepsiCo, Inc.                                             916,600
                                                                   -----------
                                                                     1,982,344
                                                                   -----------

BIOTECHNOLOGY & DRUGS: 6.9%
    89,600   Durect Corp.*<F1>                                         301,056
    61,200   Forest
               Laboratories, Inc.*<F1>                               3,148,740
    50,400   Invitrogen Corp.*<F1>                                   2,922,696
                                                                   -----------
                                                                     6,372,492
                                                                   -----------

BROADCASTING/MEDIA: 3.6%
   189,280   Liberty Media Corp.*<F1>                                1,887,122
    46,800   Westwood One, Inc.*<F1>                                 1,412,892
                                                                   -----------
                                                                     3,300,014
                                                                   -----------

BUSINESS SERVICES - MISCELLANEOUS: 2.1%
    49,800   Pitney Bowes, Inc.                                      1,908,336
                                                                   -----------

COMMUNICATIONS EQUIPMENT: 3.5%
     1,420   Lucent Technologies,
               Inc., Pfd.                                            1,473,250
   150,400   Motorola, Inc.                                          1,800,288
                                                                   -----------
                                                                     3,273,538
                                                                   -----------

CONSUMER SERVICES: 2.6%
   237,800   ServiceMaster Co.                                       2,439,828
                                                                   -----------

ENTERTAINMENT: 1.0%
    22,839   Viacom, Inc.                                              874,734
                                                                   -----------

FINANCIAL SERVICES - MISCELLANEOUS: 3.6%
   114,500   CIT Group Inc.                                          3,293,020
                                                                   -----------

GAS PIPELINES: 3.1%
    53,600   Kinder Morgan, Inc.                                     2,894,936
                                                                   -----------

HEALTHCARE SERVICES: 3.4%
   103,000   Manor Care, Inc.                                        3,090,000
                                                                   -----------

HOTELS & CASINOS: 3.4%
   103,000   Station Casinos, Inc.                                   3,151,800
                                                                   -----------

INSURANCE: 3.9%
    52,600   Hartford Financial
               Services Group, Inc.                                  2,768,338
    20,600   Torchmark Corp.                                           837,184
                                                                   -----------
                                                                     3,605,522
                                                                   -----------

MEDICAL PRODUCTS: 3.1%
    64,400   Bausch & Lomb Inc.                                      2,843,260
                                                                   -----------

MEDICAL SERVICES: 3.0%
    96,600   Laboratory Corporation
               of America Holdings*<F1>                              2,772,420
                                                                   -----------

MINING: 3.7%
    87,100   Newmont Mining Corp.                                    3,404,739
                                                                   -----------

OIL & GAS PRODUCERS: 2.1%
    50,000   Western Gas
               Resources, Inc.                                       1,900,000
                                                                   -----------

OIL SERVICES: 3.2%
    86,400   Newpark
               Resources, Inc.*<F1>                                    371,520
    54,100   Schlumberger Ltd.                                       2,618,440
                                                                   -----------
                                                                     2,989,960
                                                                   -----------

PAPER PRODUCTS: 2.5%
    55,100   Bowater Inc.                                            2,317,506
                                                                   -----------

POLLUTION CONTROL: 2.4%
    83,500   Waste
               Management, Inc.                                      2,185,195
                                                                   -----------

PRINTING & PUBLISHING: 2.7%
   176,200   Moore Wallace Inc.*<F1>                                 2,502,040
                                                                   -----------

RETAIL: 2.8%
   216,600   Toys "R" Us, Inc.*<F1>                                  2,605,698
                                                                   -----------

TELEPHONE COMMUNICATIONS: 6.0%
    89,700   Manitoba Telecom
               Services Inc. (Canada)#<F2>                           2,702,067
   138,800   Vodafone Group Plc                                      2,810,700
                                                                   -----------
                                                                     5,512,767
                                                                   -----------

THEATERS: 2.1%
   106,625   Regal Entertainment
               Group                                                 1,983,225
                                                                   -----------

TRANSPORTATION SERVICES: 2.9%
   270,500   Laidlaw
               International Inc.*<F1>                               2,664,425
                                                                   -----------

TOTAL COMMON &
  PREFERRED STOCKS
  (cost $53,615,861)                                                69,867,799
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
BONDS AND NOTES: 16.9%

CONVERTIBLE BONDS: 7.5%
$1,000,000   Aether Systems Inc.,
               6.00%, 3/22/05                                          976,250
 1,700,000   Affymetrix Inc.,
               4.75%, 2/15/07                                        1,608,625
 1,650,000   Amdocs Ltd.,
               2.00%, 6/1/08                                         1,627,312
   500,000   Ameritrade Holding
               Corp., 5.75%, 8/1/04                                    508,125
 2,200,000   LSI Logic Corp.,
               4.00%, 2/15/05                                        2,172,500
                                                                   -----------
                                                                     6,892,812
                                                                   -----------

CORPORATE BONDS: 9.4%
 1,600,000   Case Corp.,
               6.25%, 12/1/03                                        1,600,000
 1,072,000   CMS Energy Corp.,
               6.75%, 1/15/04                                        1,072,000
   500,000   CMS Energy Xtras,
               7.00%, 1/15/051<F3>                                     496,250
 1,000,000   Heller Financial GE,
               7.125%, 9/28/04                                       1,055,882
 1,500,000   Williams Cos. Inc.,
               9.25%, 3/15/04                                        1,530,000
 1,900,000   Xerox Cap Europe
               Plc., 5.875%, 5/15/04                                 1,909,500
 1,000,000   Xerox Corp.,
               7.15%, 8/1/04                                         1,022,500
                                                                   -----------
                                                                     8,686,132
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $15,155,873)                                                15,578,944
                                                                   -----------

SHORT-TERM INVESTMENT: 8.2%
 7,607,586   Federated Cash
               Trust Treasury
               Money Market
               (cost $7,607,586)                                     7,607,586
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $76,379,320+<F4>):  100.8%                                  93,054,329
Liabilities in Excess
  of other Assets:  (0.8)%                                            (750,561)
                                                                   -----------
NET ASSETS: 100.0%                                                 $92,303,768
                                                                   -----------
                                                                   -----------

 *<F1>  Non-income producing security.
 #<F2> Security traded on an exchange located outside of the United States. 1<F3> Restricted security (See Note 5).
 +<F4> At September 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
        Gross unrealized appreciation                              $17,151,864
        Gross unrealized depreciation                                 (476,855)
                                                                   -----------
        Net unrealized appreciation                                $16,675,009
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003 (Unaudited)

ASSETS
   Investments in securities, at value
     (cost $76,379,320)                                            $93,054,329
   Receivables:
       Fund shares sold                                                 62,838
       Dividends and interest                                          224,111
   Prepaid expenses and other assets                                     6,927
                                                                   -----------
           Total assets                                             93,348,205
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            933,047
       Advisory fees                                                    68,549
   Administration fees                                                  21,385
   Custody fees                                                          1,412
   Fund accounting fees                                                  4,658
   Transfer agent fees                                                   1,104
   Accrued expenses and other liabilities                               14,282
                                                                   -----------
           Total liabilities                                         1,044,437
                                                                   -----------

   NET ASSETS                                                      $92,303,768
                                                                   -----------
                                                                   -----------

   Net asset value, offering and redemption price
     per share ($92,303,768/4,673,168, shares
     outstanding; unlimited number of shares
     authorized without par value)                                      $19.75
                                                                        ------
                                                                        ------

   COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $80,637,257
   Accumulated net investment income                                 1,642,672
   Accumulated net realized loss on investments                     (6,651,245)
   Net unrealized appreciation on investments                       16,675,084
                                                                   -----------
           Net assets                                              $92,303,768
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $3,747 foreign withholding tax)           $   723,338
       Interest and other income                                       645,799
                                                                   -----------
           Total Income                                              1,369,137
                                                                   -----------
   Expenses
       Advisory fees                                                   416,448
       Administration fees                                              75,001
       Transfer agent fees                                              24,037
       Fund accounting fees                                             13,550
       Registration fees                                                11,079
       Audit fees                                                        7,964
       Custody fees                                                      7,055
       Trustee fees                                                      5,650
       Reports to shareholders                                           3,312
       Insurance expense                                                 2,170
       Legal fees                                                        2,017
       Miscellaneous                                                     3,430
                                                                   -----------
           Total expenses                                              571,713
                                                                   -----------
               NET INVESTMENT INCOME                                   797,424
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                    (85,755)
   Change in net unrealized
     appreciation on investments                                    11,515,370
                                                                   -----------
   Net realized and unrealized
     gain on investments                                            11,429,615
                                                                   -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     $12,227,039
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003#<F7>       MARCH 31, 2003
                                                     -----------------------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                   $   797,424              $   845,553
   Net realized loss on investments                            (85,755)              (5,449,628)
   Change in net unrealized appreciation
     (depreciation) on investments                          11,515,370               (6,335,845)
                                                           -----------              -----------
   Net increase (decrease) in net assets
     resulting from operations                              12,227,039              (10,939,920)
                                                           -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       --                 (194,572)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5>(b)<F6>         8,501,247               13,027,303
                                                           -----------              -----------
       Total increase in net assets                         20,728,286                1,892,811
                                                           -----------              -----------

NET ASSETS
   Beginning of period                                      71,575,482               69,682,671
                                                           -----------              -----------
   End of period                                           $92,303,768              $71,575,482
                                                           -----------              -----------
                                                           -----------              -----------
   Accumulated net investment income                       $ 1,642,672              $   845,248
                                                           -----------              -----------
                                                           -----------              -----------

(a)<F5>  Net redemption fees of $0 and $777, respectively.
(b)<F6>  A summary of capital share transactions is as follows:

                           SIX MONTHS ENDED                 YEAR ENDED
                        SEPTEMBER 30, 2003#<F7>           MARCH 31, 2003
                       ------------------------       ---------------------
                         Shares         Value         Shares          Value
                         ------         -----         ------          -----
Shares sold              780,291     $14,795,539     1,442,735     $25,838,767
Shares issued in
  reinvestment
  of distributions            --              --        10,841         186,029
Shares redeemed         (341,158)     (6,294,292)     (737,189)    (12,997,493)
                        --------     -----------     ---------     -----------
Net increase             439,133     $ 8,501,247       716,387     $13,027,303
                        --------     -----------     ---------     -----------
                        --------     -----------     ---------     -----------

#<F7>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED                            YEAR ENDED MARCH 31,
                                           SEPTEMBER 30,
                                             2003#<F8>            2003          2002          2001          2000         1999
                                          ----------------        ----          ----          ----          ----         ----
Net asset value,
  beginning of period                          $16.90            $19.81        $20.72        $26.93        $17.97       $16.99
                                               ------            ------        ------        ------        ------       ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)                                  0.15              0.19          0.05          0.07         (0.10)       (0.04)
Net realized and
  unrealized gain (loss)
  on investments                                 2.70             (3.05)        (0.70)        (1.74)        11.04         2.62
                                               ------            ------        ------        ------        ------       ------
Total from investment
  operations                                     2.85             (2.86)        (0.65)        (1.67)        10.94         2.58
                                               ------            ------        ------        ------        ------       ------

LESS DISTRIBUTIONS:
From net
  investment income                                --             (0.05)        (0.05)        (0.01)           --           --
From net realized gain                             --                --         (0.21)        (4.53)        (1.98)       (1.60)
                                               ------            ------        ------        ------        ------       ------
Total distributions                                --             (0.05)        (0.26)        (4.54)        (1.98)       (1.60)
                                               ------            ------        ------        ------        ------       ------
Net asset value,
  end of period                                $19.75            $16.90        $19.81        $20.72        $26.93       $17.97
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------
Total return                                    16.86%^<F10>     (14.45)%       (3.04)%       (6.38)%       63.16%       17.20%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                             $92.3             $71.6         $69.7         $52.9         $48.0        $25.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              1.37%+<F9>        1.41%         1.43%         1.45%         1.45%        1.69%
After fees absorbed
  or recouped                                    1.37%+<F9>        1.41%         1.43%         1.45%         1.57%        1.75%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              1.92%+<F9>        1.23%         0.33%         0.37%        (0.36)%      (0.21)%
After fees waived and
  expenses absorbed                              1.92%+<F9>        1.23%         0.33%         0.37%        (0.48)%      (0.27)%
Portfolio turnover rate                         37.22%^<F10>      34.26%        48.85%        31.77%        38.58%       31.19%

#<F8>   Unaudited.
+<F9>   Annualized.
^<F10>  Not annualized.

See accompanying Notes to Financial Statements.

                      THE OSTERWEIS STRATEGIC INCOME FUND

                               SEMI-ANNUAL REPORT
                  For the six months ended September 30, 2003

October 16, 2003

Dear Shareholders,

During the third quarter ending September 30, 2003, The Osterweis Strategic Income Fund ("the Fund") increased 1.98% compared to -0.44% for the Lehman Aggregate Bond Index and -0.47% for the Merrill Lynch Government and Corporate Master Index. We are pleased with this performance, as it was a difficult period for the bond market.

As we stated in our mid-quarter letter dated August 7, 2003, today's historically low interest rates are most likely unsustainable, and may eventually give way to higher interest rates and lower bond prices. We had a taste of that in July and August. Although the bond markets have since recovered a bit from the sell-off that started in late June, and the Fed has continued its accommodative stance, we still feel that with economic news improving at the margin, interest rates cannot remain at 50 year lows indefinitely.

We are seeing improved employment statistics as well as continued strength in auto buying and home sales. While it is too early to tell if these trends will continue into the fall and early winter, we suspect it is the beginning of a long and slow recovery. With a presidential election year in 2004, we assume that the current administration will do all it can to pump some life into what has been a moribund economy. Combine that with a very heavy upcoming Treasury financing of the current deficit and we have a recipe for rising interest rates.

We have not changed our defensive posture in the Fund whose average, weighted maturity remains at approximately 24 months. Our focus remains the same: shorter maturity bonds, combined with slightly longer debt (two to four years) of companies with stronger credit profiles, and convertible issues of companies with strong or improving fundamentals. We expect interest rates to move higher in an irregular pattern and will strive to stay ahead of the general bond market in such an environment.

If you have any questions, please feel free to contact us.

Best regards,

/s/Carl P. Kaufman

Carl P. Kaufman

RESULTS SHOWN ARE PAST PERFORMANCE, WHICH SHOULD NOT BE REGARDED AS AN INDICATOR OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original investment. Short-term performance, in particular, is not a good indication of the fund's future performance, and an investment should not be made solely on returns.

The Osterweis Strategic Income Fund's annualized total return for one year and since inception (August 30, 2002) for the periods ending September 30, 2003, were 16.42% and 14.51%, respectively, compared to 5.10% and 6.27% for the Lehman Aggregate Bond Index and 6.21% and 7.82% for the Merrill Lynch U.S. Corporate & Government Master Index in the same periods. The Lehman Aggregate Bond Index and the Merrill Lynch U.S. Corporate & Government Master Index are unmanaged indices which are regarded as standards for measuring the U.S. bond market in general, and are provided for comparison purposes. These indices do not incur expenses and are not available for investment.

This material must be accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing.

The Osterweis Strategic Income Fund is distributed by Quasar Distributors, LLC. (11/03)

SCHEDULE OF INVESTMENTS at September 30, 2003 (Unaudited)

SHARES                                                                 VALUE
------                                                                 -----
COMMON & PREFERRED STOCKS: 9.6%

COMMUNICATIONS EQUIPMENT: 6.3%
     1,250   Lucent Technologies,
               Inc., Pfd.                                          $ 1,296,875
    16,000   Motorola, Inc., Pfd.                                      606,720
                                                                   -----------
                                                                     1,903,595
                                                                   -----------

CONSUMER SERVICES: 0.8%
    25,000   ServiceMaster Co.                                         256,500
                                                                   -----------

RETAIL: 2.5%
    19,500   Toys "R" Us, Inc., Pfd.                                   766,350
                                                                   -----------
TOTAL COMMON &
  PREFERRED STOCKS
  (cost $2,925,715)                                                  2,926,445
                                                                   -----------

PRINCIPAL
AMOUNT
---------
BONDS AND NOTES: 85.7%

CONVERTIBLE BONDS: 49.2%
$  500,000   Advanced Energy
               Industries Inc.,
               5.00%, 9/1/06                                           492,500
 1,500,000   Aether Systems Inc.,
               6.00%, 3/22/05                                        1,464,375
    50,000   Affymetrix Inc.,
               5.00%, 10/1/06                                           49,500
   250,000   Affymetrix Inc.,
               4.75%, 2/15/07                                          236,562
 1,000,000   Ameritrade
               Holding Corp.,
               5.75%, 8/1/04                                         1,016,250
   500,000   Aspen Technology
               Inc., 5.25%, 6/15/05                                    485,625
   750,000   Bisys Group Inc.,
               4.00%, 3/15/06                                          720,000
   500,000   Checkfree Holdings
               Corp., 6.50%, 12/1/06                                   498,750
   500,000   Church & Dwight Co.
               Inc., 5.25%, 8/15/331                                   531,250
 1,500,000   CKE Restaurants Inc.,
               4.25%, 3/15/04                                        1,477,500
   700,000   Electro Scientific
               Industries Inc.,
               4.25%, 12/21/06                                         670,250
 1,100,000   E*Trade
               Financial Corp.,
               6.00%, 2/1/07                                      $  1,072,500
   250,000   Invitrogen Inc.,
               2.25%, 12/15/06                                         245,312
 1,100,000   LSI Logic Corp.,
               4.00%, 2/15/05                                        1,086,250
   500,000   LSI Logic Corp.,
               4.00%, 11/1/06                                          478,125
   370,000   Mentor Graphics
               Corp., 6.875%,
               6/15/07                                                 410,700
   500,000   NCO Group Inc.,
               4.75%, 4/15/06                                          497,500
 1,310,000   ONI Systems Corp.,
               5.00%, 10/15/05                                       1,316,550
   700,000   PMC Sierra Inc.,
               3.75%, 8/15/06                                          670,250
   600,000   Province Healthcare
               Co., 4.50%, 11/20/05                                    595,500
   250,000   Regal Entertainment
               Group,
               3.75%, 5/15/081<F12>                                    262,187
   213,000   Robbins & Myers
               Inc., 8.00%, 1/31/08                                    229,508
   500,000   TriQuint
               Semiconductor Inc.,
               4.00%, 3/1/07                                           430,625
                                                                   -----------
                                                                    14,937,569
                                                                   -----------

CORPORATE BONDS: 36.5%
    50,000   Case Corp.,
               6.25%, 12/1/03                                           50,000
   228,000   CMS Energy Corp.,
               6.75%, 1/15/04                                          228,000
   865,000   CMS Energy Corp.,
               7.625%, 11/15/04                                        877,975
   500,000   CMS Energy Xtras,
               7.00%, 1/15/052<F13>                                    496,250
   315,000   GATX Capital Corp.,
               6.875%, 11/1/04                                         321,080
   200,000   GATX Capital Corp.,
               6.875%, 12/15/06                                        206,908
 1,095,000   KinderCare Learning
               Centers Inc.,
               9.50%, 2/15/09                                        1,100,475
   260,000   Knowles
               Electronics Inc.,
               13.125%, 10/15/09                                       241,800
 1,260,000   Lucent
               Technologies Inc.,
               7.25%, 7/15/06                                        1,212,750
 1,000,000   MCI Communications
               Corp.,
               0.00%, 6/15/273<F14>                                    787,500
 1,100,000   Premier Parks Inc.,
               9.75%, 6/15/07                                        1,080,750
 1,560,000   Sea Containers Ltd.,
               12.50%, 12/1/04                                       1,579,500
   435,000   Thomas & Betts Corp.,
               8.25%, 1/15/04                                          444,788
 1,100,000   USEC Inc.,
               6.625%, 1/20/06                                       1,028,500
   300,000   Williams Cos. Inc.,
               6.125%, 12/1/03                                         300,750
   515,000   Williams Cos. Inc.,
               9.25%, 3/15/04                                          525,300
    15,000   Xerox Cap Europe Plc.,
               5.875%, 5/15/04                                          15,075
    55,000   Xerox Corp.,
               5.50%, 11/15/03                                          55,138
   500,000   Xerox Corp.,
               7.15%, 8/1/04                                           511,250
                                                                   -----------
                                                                    11,063,789
                                                                   -----------
TOTAL BONDS AND NOTES
  (cost $25,092,587)                                                26,001,358
                                                                   -----------

SHORT-TERM INVESTMENT: 9.3%
 2,807,785   Federated Cash
               Trust Treasury
               Money Market
               (cost $2,807,785)                                     2,807,785
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $30,826,087+<F15>):  104.6%                                 31,735,588
Liabilities in excess
  of Other Assets:  (4.6)%                                          (1,399,737)
                                                                   -----------
NET ASSETS: 100.0%                                                 $30,335,851
                                                                   -----------
                                                                   -----------

*<F11>    Non-income producing security.
1<F12> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At September 30, 2003, the value of these securities amounted to $793,437 or 2.6% of net assets.
2<F13>    Restricted security (See Note 5).
3<F14> Bond is currently in default and not paying a coupon. The stated coupon rate is 7.125%.
+<F15> At September 30, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
          Gross unrealized appreciation                            $   930,841
          Gross unrealized depreciation                                (21,340)
                                                                   -----------
          Net unrealized appreciation                              $   909,501
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2003 (Unaudited)

ASSETS
   Investments in securities, at value
     (cost $30,826,087)                                            $31,735,588
   Receivables:
       Fund shares sold                                                 24,946
       Dividends and interest                                          378,895
   Prepaid expenses                                                      8,918
                                                                   -----------
           Total assets                                             32,148,347
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                          1,597,422
       Fund shares redeemed                                            114,479
       Dividends                                                        53,785
       Advisory fees                                                    22,105
   Administration fees                                                   4,903
   Fund accounting fees                                                  6,233
   Transfer agent fees                                                   1,874
   Accrued expenses and other liabilities                               11,695
                                                                   -----------
           Total liabilities                                         1,812,496
                                                                   -----------

   NET ASSETS                                                      $30,335,851
                                                                   -----------
                                                                   -----------

   Net asset value, offering and redemption price
     per share ($30,335,851/2,762,808, shares
     outstanding; unlimited number of shares
     authorized without par value)                                      $10.98
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $28,946,126
   Accumulated net investment income                                     4,356
   Accumulated net realized gain on investments                        475,868
   Net unrealized appreciation on investments                          909,501
                                                                   -----------
           Net assets                                              $30,335,851
                                                                   -----------
                                                                   -----------

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2003 (Unaudited)

INVESTMENT INCOME
   Income
       Interest                                                     $  920,325
       Dividends                                                        48,479
                                                                    ----------
           Total Income                                                968,804
                                                                    ----------

   Expenses
       Advisory fees                                                   122,055
       Administration fees                                              24,638
       Fund accounting fees                                             20,863
       Registration fees                                                12,028
       Transfer agent fees                                               9,469
       Audit fees                                                        6,677
       Trustee fees                                                      3,278
       Legal fees                                                        2,312
       Custody fees                                                      2,250
       Insurance expense                                                   428
       Miscellaneous                                                     2,173
                                                                    ----------
           Total expenses                                              206,171
           Less:  fees waived and expenses absorbed                    (23,088)
                                                                    ----------
           Net expenses                                                183,083
                                                                    ----------
               NET INVESTMENT INCOME                                   785,721
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    411,464
   Change in net unrealized
     appreciation on investments                                       649,510
                                                                    ----------
   Net realized and unrealized gain on investments                   1,060,974
                                                                    ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                      $1,846,695
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED           PERIOD ENDED
                                                     SEPTEMBER 30, 2003#<F18>   MARCH 31, 2003*<F19>
                                                     ------------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                   $   785,721               $   305,399
   Net realized gain on investments                            411,464                    68,298
   Change in net unrealized
     appreciation on investments                               649,510                   259,991
                                                           -----------               -----------
   Net increase in net assets
     resulting from operations                               1,846,695                   633,688
                                                           -----------               -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                 (788,492)                 (298,272)
   From net realized gain                                           --                    (3,894)
                                                           -----------               -----------
   Total distributions to shareholders                        (788,492)                 (302,166)
                                                           -----------               -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F16>(b)<F17>      16,324,443                12,621,683
                                                           -----------               -----------
   Total increase in net assets                             17,382,646                12,953,205
                                                           -----------               -----------

NET ASSETS
   Beginning of period                                      12,953,205                        --
                                                           -----------               -----------
   End of period                                           $30,335,851               $12,953,205
                                                           -----------               -----------
                                                           -----------               -----------
   Accumulated net investment income                       $     4,356               $     7,127
                                                           -----------               -----------
                                                           -----------               -----------

(a)<F16>  Net of redemption fees of $0 and $162, respectively.
(b)<F17>  A summary of capital share transactions is as follows:

                          SIX MONTHS ENDED                 PERIOD ENDED
                      SEPTEMBER 30, 2003#<F18>         MARCH 31, 2003*<F19>
                      ------------------------         --------------------
                       Shares           Value         Shares          Value
                       ------           -----         ------          -----
Shares sold          1,537,724      $16,506,289     1,304,788      $13,280,223
Shares issued in
  reinvestment
  of distributions      60,789          665,851        27,005          279,644
Shares redeemed        (77,205)        (847,697)      (90,293)        (938,184)
                     ---------      -----------     ---------      -----------
Net increase         1,521,308      $16,324,443     1,241,500      $12,621,683
                     ---------      -----------     ---------      -----------
                     ---------      -----------     ---------      -----------

#<F18>  Unaudited.
*<F19>  Fund commenced operations on August 30, 2002.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                          SIX MONTHS ENDED           PERIOD ENDED
                                      SEPTEMBER 30, 2003#<F23>   MARCH 31, 2003*<F20>
                                      ------------------------   --------------------
Net asset value, beginning of period           $10.43                   $10.00
                                               ------                   ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.31                     0.26
Net realized and unrealized
  gain on investments                            0.55                     0.43
                                               ------                   ------
Total from investment operations                 0.86                     0.69
                                               ------                   ------

LESS DISTRIBUTIONS:
From net investment income                      (0.31)                   (0.26)
From net realized gain                             --                       --
                                               ------                   ------
Total distributions                             (0.31)                   (0.26)
                                               ------                   ------
Net asset value, end of period                 $10.98                   $10.43
                                               ------                   ------
                                               ------                   ------
Total return                                     8.31%^<F21>              6.95%^<F21>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $30.3                    $13.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed         1.69%+<F22>              2.92%+<F22>
After fees absorbed or recouped                  1.50%+<F22>              1.50%+<F22>

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed         6.24%+<F22>              4.51%+<F22>
After fees waived and expenses absorbed          6.43%+<F22>              5.93%+<F22>
Portfolio turnover rate                         46.51%^<F21>             60.91%^<F21>

*<F20>    Fund commenced operations on August 30, 2002.
^<F21>    Not annualized.
+<F22>    Annualized.
#<F23>    Unaudited.

See accompanying Notes to Financial Statements.

                              THE OSTERWEIS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Osterweis Fund and The Osterweis Strategic Income Fund (the "Funds") are diversified and non-diversified series, respectively, of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of The Osterweis Fund is to attain long-term total returns by investing primarily in equity securities. The investment objective of The Osterweis Strategic Income Fund is to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation. The Osterweis Funds began operations on October 1, 1993 and August 30, 2002, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. Security Valuation. Securities traded on a national securities exchange, or Nasdaq are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Bond premiums and discounts are amortized using the interest method.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than thirty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended September 30, 2003, investment advisory services were provided to The Osterweis Fund by Osterweis Capital Management, Inc. and to The Osterweis Strategic Income Fund by Osterweis Capital Management, LLC (the "Advisers") under separate Investment Advisory Agreements. The Advisers furnish all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended September 30, 2003, The Osterweis Fund and The Osterweis Strategic Income Fund incurred $416,448 and $122,055, respectively, in Advisory fees. Additionally, Osterweis Capital Management, LLC has contractually waived fees of $23,088 in order to limit the total operating expenses to 1.50% for The Osterweis Strategic Income Fund. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals.

     For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million             $30,000
          $15 to $50 million            0.20% of average daily net assets
          $50 to $100 million           0.15% of average daily net assets
          $100 to $150 million          0.10% of average daily net assets
          Over $150 million             0.05% of average daily net assets

     For the six months ended September 30, 2003, The Osterweis Fund and The Osterweis Strategic Income Fund incurred Administration fees of $75,001 and $24,638, respectively. Quasar Distributors, LLC, serves as principal underwriter for shares of The Osterweis Fund, and acts as each Fund's distributor in a continuous public offering of each Fund's shares. T.O. Richardson Securities, Inc. serves as principal underwriter for shares of The Osterweis Strategic Income Fund. U.S. Bank, N.A. serves as the Funds' custodian (the "Custodian"). Both the Distributor and Custodian are affiliates of the Administrator.

     Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor. As of September 30, 2003, the Fund shares owned by the Fund's Adviser and its affiliates for The Osterweis Fund and The Osterweis Strategic Income Fund totaled 261,413 of 4,673,168 shares outstanding and 491,203 of 2,762,808 shares outstanding, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended September 30, 2003, the cost of purchases and the proceeds from sales of securities, other than U.S. Government and Government Agency obligations and short-term investments, for The Osterweis Fund and The Osterweis Strategic Income Fund were $28,938,390 and $24,891,187, and $21,792,091 and $8,156,424, respectively.

     During the six months ended September 30, 2003, the cost of purchases and the proceeds from sales of U.S. Government and Government Agency obligations, excluding short-term investments, for The Osterweis Fund were $0 and $1,800,000, respectively. The cost of purchases and the proceeds from the sales of U.S. Government and Government Agency obligations, excluding short-term investments, for The Osterweis Strategic Income Fund were $0 and $1,000,000, respectively.

NOTE 5 - INVESTMENTS IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. As of September 30, 2003, the Funds were invested in the following restricted security:

THE OSTERWEIS FUND

                      ACQUISITION   PRINCIPAL                           % NET
SECURITY                 DATE         AMOUNT       COST       VALUE     ASSETS
--------              -----------   ---------      ----       -----     ------
CMS Energy Extras,
7.00%, 1/15/05          9/09/03      $500,000    $497,608    $496,250    0.5%

THE OSTERWEIS STRATEGIC INCOME FUND

                      ACQUISITION   PRINCIPAL                           % NET
SECURITY                 DATE         AMOUNT       COST       VALUE     ASSETS
--------              -----------   ---------      ----       -----     ------
CMS Energy Extras,
7.00%, 1/15/05          9/09/03      $250,000    $248,800    $248,125    0.8%

CMS Energy Extras,
7.00%, 1/15/05          9/29/03      $250,000    $249,700    $248,125    0.8%

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Trust are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Funds' officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                     TERM OF        PRINCIPAL                         # OF FUNDS      OTHER
                         POSITION    OFFICE AND     OCCUPATION                        IN COMPLEX      DIRECTORSHIPS
NAME, AGE                HELD WITH   LENGTH OF      DURING PAST                       OVERSEEN BY     HELD BY
AND ADDRESS              THE TRUST   TIME SERVED    FIVE YEARS                        TRUSTEE         TRUSTEE
-----------              ---------   -----------    -----------                       -----------     -------------
Dorothy A. Berry         Chairman    Indefinite     Talon Industries                       2          Not
(Born 1943)              and         Term           (administrative,                                  Applicable
2020 E. Financial Way    Trustee                    management & business
Suite 100                            Since          consulting); formerly
Glendora, CA 91741                   May 1991       Chief Operating Officer,
                                                    Integrated Assets
                                                    Management (investment
                                                    advisor and manager) and
                                                    formerly President, Value
                                                    Line, Inc., (investment
                                                    advisory & financial
                                                    publishing firm).

Wallace L. Cook          Trustee     Indefinite     Retired; formerly Senior               2          Not
(Born 1939)                          Term           Vice President, Rockefeller                       Applicable
2020 E. Financial Way                               Trust Co.; Financial
Suite 100                            Since          Counselor, Rockefeller
Glendora, CA  91741                  May 1991       & Co.

Carl A. Froebel          Trustee     Indefinite     Private Investor;  formerly            2          Not
(Born 1938)                          Term           Managing Director,                                Applicable
2020 E. Financial Way                               Premier Solutions, Ltd.;
Suite 100                            Since          formerly President and
Glendora, CA 91741                   May 1991       Founder, National
                                                    Investor Data Services,
                                                    Inc. (investment related
                                                    computer software).

Rowley W.P. Redington    Trustee     Indefinite     President; Intertech                   2          Not
(Born 1944)                          Term           Computer Services Corp.                           Applicable
2020 E. Financial Way                               (consumer electronics
Suite 100                            Since          and computer service and
Glendora, CA 91741                   May 1991       marketing); formerly Vice
                                                    President, PRS of New
                                                    Jersey, Inc. (management
                                                    consulting), and Chief
                                                    Executive Officer, Rowley
                                                    Associates (consultants).

                                       INTERESTED TRUSTEES AND OFFICERS
                                       --------------------------------

Steven J. Paggioli       Trustee     Indefinite     Consultant, U.S. Bancorp               2          Trustee,
(Born 1950)                          Term           Fund Services, LLC since                          Managers
2020 E. Financial Way                               July, 2001; formerly                              Funds
Suite 100                            Since          Executive Vice President,
Glendora, CA 91741                   May 1991       Investment Company
                                                    Administration, LLC
                                                    ("ICA") (mutual fund
                                                    administrator and the
                                                    Fund's former administrator).

Robert M. Slotky         President   Indefinite     Vice President, U.S.                              Not
(Born 1947)                          Term           Bancorp Fund Services,                            Applicable
2020 E. Financial Way                               LLC since July, 2001;
Suite 100                            Since          formerly, Senior Vice
Glendora, CA  91741                  August 2002    President, ICA (May
                                                    1997-July 2001); former
                                                    instructor of accounting
                                                    at California State
                                                    University-Northridge (1997).

Eric W. Falkeis          Treasurer   Indefinite     Vice President, U.S.                              Not
(Born 1973)                          Term           Bancorp Fund Services,                            Applicable
615 E. Michigan St.                                 LLC since 1997; Chief
Milwaukee, WI  53202                 Since          Financial Officer, Quasar
                                     August 2002    Distributors, LLC, since
                                                    2000.

Chad E. Fickett          Secretary   Indefinite     Compliance Administrator,                         Not
(Born 1973)                          Term           U.S. Bancorp Fund                                 Applicable
615 E. Michigan St.                                 Services, LLC since July,
Milwaukee, WI  53202                 Since          2000.
                                     March 2002

                                    Advisers
                       OSTERWEIS CAPITAL MANAGEMENT, INC.
                       OSTERWEIS CAPITAL MANAGEMENT, LLC
                         One Maritime Plaza, Suite 800
                            San Francisco, CA  94111

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45201

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                           Milwaukee, WI  53201-0701

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   November 24, 2003
            -----------------------------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date   November 24, 2003
            -----------------------------------------------------